Note 1 - Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
Note
1.

Organization and Basis of Presentation

The Company

Adynxx, Inc. (the "Company") was incorporated on
October 24, 2007,
in the state of Delaware. The Company is a clinical-stage pharmaceutical entity that is developing a technology platform to address pain at its molecular roots. The Company is primarily engaged in developing initial product technology, recruiting personnel, and raising capital.

Basis of Presentation

The accompanying financial statements have been prepared using accounting principles generally accepted in the United States of America (“GAAP”).

Unaudited Interim Financial Information

The accompanying interim balance sheet as of
March 31, 2019,
the statements of operations, redeemable convertible preferred stock and stockholders’ deficit and cash flows for the three
months ended
March 31, 2019
and
2018,
and the related footnote disclosures are unaudited. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of
March 31, 2019
and its results of operations and cash flows for the
three
months ended
March 31, 2019
and
2018
in accordance with GAAP. The results for the
three
months ended
March 31, 2019
are
not
necessarily indicative of the results expected for the full year of
2019
or any other interim period(s).

Liquidity

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of
March 31, 2019,
the Company had
$1.6
million in cash and cash equivalents, had Oxford term loans, or Term Loans, including accrued interest outstanding of
$4.3
million, and convertible promissory notes, or Notes, including accrued interest, outstanding to investors of
$6.2
million. From inception through
March 31, 2019
the Company had an accumulated deficit of approximately
$39.7
million. The Company expects to incur substantial losses in future periods. The Company is subject to risks common to companies in the clinical stage, including, but not
limited to, development of new products, development of markets and distribution channels, dependence on key personnel, and the ability to obtain additional capital as needed to fund its product development plans. The Company has a limited operating history and has yet to generate any revenues from customers. There is no
guarantee that profitable operations, if ever achieved, could be sustained on a continuing basis.

In
April 2019
and
May 2019,
the Company issued Notes to current investors and received an additional
$2
million and
$0.5
million, respectively. The Notes accrue interest at
8%
per annum and mature on the
first
anniversary of the applicable issuance date.

The Company plans to finance its operations and capital funding needs through equity and/or debt financing. However, there can be no
assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. The conditions above, among others, raise substantial doubt about the ability of the Company to continue as a going concern within one
year after the date of the issuance of the financial statements.

The accompanying financial statements do
not
include any adjustments that might result from the outcome of these uncertainties.